INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Schedule of inventories

	As of December 31,
	2022	2021
Mobile handsets and others	6,938	4,947
Inventories for construction projects	—	1,751
Subtotal	6,938	6,698
Allowance for obsolescence of inventories	(490)	(630)
Total inventories	6,448	6,068

Schedule of movements in the allowance for obsolescence of inventories

	Years ended December 31,
	2022	2021
At the beginning of the year	(630)	(746)
Increase	(212)	(92)
Decreases	352	208
At the end of the year	(490)	(630)